UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-02661

Name of Fund: BlackRock Pacific Fund, Inc.

Fund Address: 100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: John M. Perlowski, Chief Executive Officer, BlackRock Pacific Fund, Inc., 55 East 52nd Street, New York, NY 10055

Registrant’s telephone number, including area code: (800) 441-7762

Date of fiscal year end: 12/31/2012

Date of reporting period: 03/31/2012

Item 1 – Schedule of Investments

Schedule of Investments March 31, 2012 (Unaudited)	BlackRock Pacific Fund, Inc.
(Percentages shown are based on Net Assets)

Common Stocks	Shares	Value
Australia — 12.6%
AMP Ltd.	929,957	$4,164,937
Australia & New Zealand Banking Group Ltd.	397,846	9,597,725
Commonwealth Property Office Fund	5,096,599	5,202,381
National Australia Bank Ltd.	414,975	10,593,524
Newcrest Mining Ltd.	239,372	7,362,289
Rio Tinto Ltd.	83,419	5,658,746
Telstra Corp. Ltd.	1,113,779	3,793,553
		46,373,155
China — 12.9%
China CITIC Bank Corp. Ltd., Class H	4,626,000	2,782,278
China Communications Construction Co. Ltd., Class H	2,481,000	2,499,585
China Construction Bank, Class H	6,688,280	5,162,141
China Mobile Ltd.	712,000	7,840,240
China Pacific Insurance Group Co. Ltd., Class H	1,007,600	3,134,732
CNOOC Ltd.	3,079,000	6,302,624
Dongfeng Motor Group Co. Ltd., Class H	2,382,000	4,317,907
Industrial and Commercial Bank of China Ltd., Class H	8,316,560	5,364,865
Shanghai Electric Group Co. Ltd.	2,036,000	1,039,110
Shimao Property Holdings Ltd.	3,007,000	3,214,926
WuXi PharmaTech Cayman, Inc. - ADR (a)	427,444	6,155,194
		47,813,602
Hong Kong — 9.4%
AviChina Industry & Technology Co., Ltd., Class H	5,912,000	2,710,970
Evergrande Real Estate Group Ltd. (b)	4,593,000	2,460,912
Galaxy Entertainment Group Ltd. (a)	2,389,000	6,570,071
HKT Trust and HKT Ltd. (a)	4,202,000	3,268,291
Huabao International Holdings Ltd. (b)	9,511,000	6,215,511
Lee & Man Paper Manufacturing Ltd.	3,883,000	1,813,613
Poly Hong Kong Investments Ltd. (b)	6,644,000	3,093,182
Wharf Holdings Ltd.	862,400	4,702,583
Zhuzhou CSR Times Electric Co. Ltd.	1,500,000	3,837,388
		34,672,521
India — 2.8%
Housing Development Finance Corp.	342,648	4,529,800
IRB Infrastructure Developers Ltd.	803,721	2,940,573
Tata Motors Ltd. - ADR (b)	80,200	2,162,994

Common Stocks	Shares	Value
India (concluded)
Tata Motors, Ltd.	166,298	$899,429
		10,532,796
Indonesia — 1.6%
Indo Tambangraya Megah Tbk PT	627,500	2,988,512
Summarecon Agung Tbk PT	16,730,500	2,881,191
		5,869,703
Japan — 37.2%
Bridgestone Corp.	193,800	4,739,492
Canon, Inc.	124,700	5,965,157
Daikin Industries Ltd.	161,300	4,425,396
Fuji Media Holdings, Inc.	1,295	2,235,801
Hitachi Ltd.	1,145,000	7,408,071
Ibiden Co. Ltd.	133,800	3,459,826
JGC Corp.	136,000	4,244,271
JX Holdings, Inc.	763,790	4,765,444
Kenedix Realty Investment Corp.	342	1,258,363
Komatsu Ltd.	193,600	5,566,864
Mitsubishi Gas Chemical Co., Inc.	626,000	4,212,104
Mitsubishi UFJ Financial Group, Inc.	1,753,000	8,797,196
Monex Group, Inc.	19,545	4,315,529
Nippon Yusen KK	1,420,000	4,498,606
Nissan Motor Co. Ltd.	723,400	7,778,020
NSK Ltd.	648,000	5,044,964
NTT DoCoMo, Inc.	2,720	4,523,630
ORIX Corp.	50,710	4,872,000
Softbank Corp.	165,300	4,921,172
Sumitomo Corp.	402,200	5,846,647
Sumitomo Mitsui Financial Group, Inc.	205,500	6,801,582
Sumitomo Osaka Cement Co. Ltd.	1,296,000	3,793,258
Tokyo Electron Ltd.	87,800	5,062,932
Toshiba Corp.	1,343,000	5,964,632
Toyota Motor Corp.	292,800	12,740,336
Yahoo! Japan Corp.	13,005	4,223,573
		137,464,866
Malaysia — 1.0%
AirAsia Berhad	3,220,900	3,629,180
Philippines — 1.6%
Puregold Price Club, Inc. (a)	4,170,700	1,985,432
Security Bank Corp.	1,153,600	3,849,441
		5,834,873
Singapore — 3.1%
DBS Group Holdings Ltd.	563,500	6,367,242
Overseas Union Enterprises Ltd. (b)	2,708,000	5,063,772
		11,431,014
South Korea — 7.1%
Hyundai Motor Co.	24,481	5,055,282
LG Display Co. Ltd. (a)	105,280	2,468,902
Samsung Electronics Co. Ltd.	8,927	10,070,138
Shinhan Financial Group Co. Ltd.	131,749	5,104,009

BLACKROCK PACIFIC FUND, INC.	MARCH 31, 2012	1

Schedule of Investments (continued)	BlackRock Pacific Fund, Inc.
(Percentages shown are based on Net Assets)

Common Stocks	Shares		Value
South Korea (concluded)
SNU Precision Co. Ltd. (a)		396,120	$3,457,855
			26,156,186
Taiwan — 6.2%
AU Optronics Corp.		6,931,000	3,190,312
Chinatrust Financial Holding Co. Ltd.		3,525,000	2,224,708
Delta Electronics, Inc.		1,494,000	4,397,401
HON HAI Precision Industry Co. Ltd.		2,233,000	8,693,433
MediaTek, Inc.		440,000	4,226,356
			22,732,210
Thailand — 0.6%
Kasikornbank Public Co. Ltd.		485,000	2,421,525
United Kingdom — 3.9%
BHP Billiton Plc		465,493	14,266,042
Total Common Stocks – 100.0%			369,197,673

Participation Notes
South Korea — 0.3%
Citigroup (Shinhan Financial Group Co. Ltd.), due 01/20/15 (a)		28,260	1,094,805
Total Participation Notes – 0.3%			1,094,805
Total Long-Term Investments (Cost – $327,234,577) – 100.3%			370,292,478

Short-Term Securities
	Beneficial Interest (000)
BlackRock Liquidity Series, LLC Money Market Series (c)(d)(e)		13,744	13,744,050

Time Deposits – 0.1%	Par (000)
Australia – 0.04%
JPMorgan Chase NY, 3.34%, 4/03/12	AUD	156	161,519
United Kingdom – 0.06%
JPMorgan Chase NY, 0.06%, 4/03/12	GBP	161	257,540
Japan – 0.0%
Citibank NY, 0.01%, 4/03/12	JPY	5,775	69,779
Total Time Deposits – 0.1%			488,838
Total Short-Term Securities (Cost – $14,232,888) – 3.8%			14,232,888

			Value
Total Investments (Cost - $341,467,465*) – 104.1%			$384,525,366
Liabilities in Excess of Other Assets – (4.1)%			(15,264,949)
Net Assets – 100.0%			$369,260,417

*	As of March 31, 2012, gross unrealized appreciation and gross unrealized depreciation based on cost for federal income tax purposes were as follows:

Aggregate cost	$347,794,263
Gross unrealized appreciation	$53,373,846
Gross unrealized depreciation	(16,642,743)
Net unrealized appreciation	$36,731,103

(a)	Non-income producing security.

(b)	Security, or a portion of security, is on loan.

(c)	Investments in companies considered to be an affiliate of the Fund during the period, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares/ Beneficial Interest Held at December 31, 2011	Net Activity	Shares/ Beneficial Interest Held at March 31, 2012	Income

BlackRock Liquidity Funds, TempFund, Institutional Class	8,173,591	(8,173,591)	—	$2,115
BlackRock Liquidity Series, LLC Money Market Series	$11,248,360	$2,495,690	$13,744,050	$148,387

(d)	Represents the current yield as of report date.

(e)	Security was purchased with the cash collateral from loaned securities.

Portfolio Abbreviation

To simplify the listings of portfolio holdings in the Schedule of Investments, the names and descriptions of many of the securities have been abbreviated according to the following list:

ADR	American Depositary Receipts
AUD	Australian Dollar
GBP	British Pound
JPY	Japanese Yen

BLACKROCK PACIFIC FUND, INC.	MARCH 31, 2012	2

Schedule of Investments (concluded)	BlackRock Pacific Fund, Inc.

•

Fair Value Measurements - Various inputs are used in determining the fair value of investments. These inputs are categorized into a disclosure hierarchy consisting of three broad levels for financial reporting purposes as follows:

	•	Level 1 — unadjusted price quotations in active markets/exchanges for identical assets and liabilities

•

Level 2 — other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments)

Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. In accordance with the Fund’s policy, transfers between different levels of the fair value disclosure hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments is based on the pricing transparency of the investment and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements as contained in its annual report.

The following table summarizes the inputs used as of March 31, 2012 in determining the fair valuation of the Fund’s investments:

Valuation Inputs	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long Term Investments:
Common Stocks:
Australia	—	$46,373,155	—	$46,373,155
China	$6,155,194	41,658,408	—	47,813,602
Hong Kong	3,268,291	31,404,230	—	34,672,521
India	2,162,994	8,369,802	—	10,532,796
Indonesia	—	5,869,703	—	5,869,703
Japan	—	137,464,866	—	137,464,866
Malaysia	—	3,629,180		3,629,180
Philippines	—	5,834,873	—	5,834,873
Singapore	—	11,431,014	—	11,431,014
South
Korea	—	26,156,186	—	26,156,186
Taiwan	—	22,732,210	—	22,732,210
Thailand	—	2,421,525	—	2,421,525
United
Kingdom	—	14,266,042	—	14,266,042
Participation Notes:
South
Korea	—	1,094,805	—	1,094,805
Short-Term
Securities:	488,838	13,744,050	—	14,232,888
Total	$12,075,317	$372,450,049	—	$384,525,366

Certain of the Fund’s liabilities are held at carrying amount which approximates fair value. Such liabilities are categorized within the disclosure hierarchy as follows:

Valuation Inputs	Level 1	Level 2	Level 3	Total
Liabilities:
Bank Overdraft	$(1,473,078)	—	—	$(1,473,078)
Collateral on Securities Loaned at Value	(13,744,050)	—	—	(13,744,050)
Total	$(15,217,128)	—	—	$(15,217,128)

There were no transfers between levels during the period ended March 31, 2012.

BLACKROCK PACIFIC FUND, INC.	MARCH 31, 2012	3

Item 2 –	Controls and Procedures

2(a) –

The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

2(b) –

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3 –	Exhibits

Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock Pacific Fund, Inc.

	By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock Pacific Fund, Inc.

Date: May 23, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

	By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock Pacific Fund, Inc.

Date: May 23, 2012

	By:	/s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of
BlackRock Pacific Fund, Inc.

Date: May 23, 2012